Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	6 Months Ended			12 Months Ended
	Nov. 25, 2022 shares	Nov. 23, 2022 CNY (¥) shares	Nov. 23, 2022 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Jan. 30, 2024 shares
Equity [Line Items]
ordinary shares issued		58,472,736	58,472,736
Direct offering cost (in Dollars) | $			$ 15,000
Other offering expenses (in Dollars) | $			$ 13,700
Offering consisted amount		3,654,546	3,654,546
Warrants exercised			1
Purchase to warrant per share (in Dollars per share) | $ / shares			$ 0.001
Fair value allocated warrant (in Yuan Renminbi)		¥ 36,800			¥ (2,338)	$ (322)	¥ (11,551)	¥ (20,732)	$ (2,920)	¥ (11,219)
Warrant term		5 years	5 years
Prefunded Warrants [Member]
Equity [Line Items]
Purchase to pre-funded warrants	800,000
Warrants exercised												1,000,000
Warrant term			5 years
Shares issued upon such exercise	12,800,000
Warrants [Member]
Equity [Line Items]
Fair value allocated warrant (in Yuan Renminbi) | ¥		¥ 36,800		¥ 4,000
Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants	800,000		1,800,000
Warrants exercised												1,000,000
Purchase to warrant per share (in Dollars per share) | $ / shares			$ 2.75
Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants			5,454,546
Warrants exercised
Fair value allocated warrant (in Yuan Renminbi) | ¥					¥ 1,600			¥ 4,000
ADs [Member]
Equity [Line Items]
Warrants exercised			1
Ordinary shares		16	16
ADs [Member] | Prefunded Warrants [Member]
Equity [Line Items]
Warrants exercised			1
Purchase to warrant per share (in Dollars per share) | $ / shares			$ 2.75
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares		16	16
Ordinary share issued				357,075,403	524,647,963	524,647,963		357,075,403	357,075,403	339,475,403
Common Stock [Member]
Equity [Line Items]
ordinary shares issued		58,472,736	58,472,736
Direct offering cost (in Dollars) | $			$ 15,000
Ordinary share issued	12,800,000
Common Stock [Member] | ADs [Member]
Equity [Line Items]
Purchase to warrant per share (in Dollars per share) | $ / shares			$ 0.001
Common Stock [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares										71,272,736
Registered Direct Offering [Member] | ADs [Member]
Equity [Line Items]
Offering consisted amount		3,654,546	3,654,546
Registered Direct Offering [Member] | ADs [Member] | Prefunded Warrants [Member]
Equity [Line Items]
Purchase to pre-funded warrants			1,800,000
Registered Direct Offering [Member] | ADs [Member] | Warrants [Member]
Equity [Line Items]
Purchase to pre-funded warrants			5,454,546